UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

November 30, 2006

unaudited

Bonds & notes — 95.47%	Principal amount (000)	Market value (000)

CALIFORNIA — 91.39%
State Issuers — 37.54%
CSUCI Fncg. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A, 2.50% 2044 (put 2007)	$1,250	$1,240
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	750	794
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,066
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	534
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	5,808
Econ. Recovery Bonds, Series 2004-A, 5.25% 2012	2,000	2,178
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	2,975	3,280
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	3,000	3,301
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,129
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	7,900
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,327
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	5,189
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,236
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,913
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	1,046
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,320	1,417
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,054
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,189
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	2,470	2,571
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,562
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,814
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	3,164
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	4,202
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,310
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	5,252
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021	1,000	1,056
G.O. Bonds 5.00% 2013	2,000	2,159
G.O. Bonds 5.00% 2015	2,000	2,191
G.O. Bonds 5.25% 2015	2,000	2,186
G.O. Bonds 5.25% 2016	1,000	1,088
G.O. Bonds 5.00% 2017	200	209
G.O. Bonds 5.00% 2023	1,300	1,376
G.O. Bonds, XLCA-ICR insured, 5.00% 2014	2,000	2,138
G.O. Ref. Bonds 5.00% 2016	7,000	7,691
G.O. Ref. Bonds 5.00% 2026	1,500	1,607
Various Purpose G.O. Bonds 5.25% 2014	2,350	2,582
Various Purpose G.O. Bonds 5.00% 2017	1,500	1,641
Various Purpose G.O. Bonds 5.00% 2020	13,000	14,123
Various Purpose G.O. Bonds 5.00% 2028	5,000	5,361
Various Purpose G.O. Bonds 5.00% 2031	4,000	4,298
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	5,020	5,485
G.O. Bonds 5.00% 2017 (preref. 2010)	800	846
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,214
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,748
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, 5.00% 2012	1,500	1,610
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, 5.00% 2045	6,000	6,281
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,915	14,498
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.75% 2039	3,000	3,453
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,062
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,838
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,053
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,680
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,067
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,120
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2035	3,000	3,141
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007	385	388
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008	665	680
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,500	3,716
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020	1,555	1,708
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	575	580
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	40	40
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	1,010	1,039
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	75	77
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	3,790	4,205
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.625% 2008	920	920
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.75% 2015	1,000	1,000
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,081
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	5,270
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	3,247
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	4,000	3,945
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2010	2,170	2,264
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,174
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,952
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2015	2,300	2,477
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2021	2,000	2,124
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	17,750	18,780
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	4,460	4,775
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	7,750	7,898
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.70% 2026	3,000	3,048
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.55% 2021	10,500	10,661
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.70% 2031	4,000	4,049
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B-2, AMT, AMBAC insured, 5.70% 2007	100	100
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	140	140
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	325	332
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,658
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,379
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	2,000	2,158
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,387
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2004, 5.00% 2019	1,710	1,842
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2015	1,000	1,103
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2022	1,000	1,087
Manufactured Home Park Fncg. Auth., Mobile Home Park Rev. Bonds (Union City Tropics), Series 2000-A, 5.00% 2023	3,630	3,831
Manufactured Home Park Fncg. Auth., Mobile Home Park Rev. Bonds (Union City Tropics), Series 2000-A, 4.50% 2027	3,000	2,966
Manufactured Home Park Fncg. Auth., Mobile Home Park Rev. Bonds (Union City Tropics), Series 2000-A, 4.50% 2036	3,200	3,125
Manufactured Home Park Fncg. Auth., Mobile Home Park Rev. Bonds (Union City Tropics), Series 2000-B, 5.375% 2031	530	534
Manufactured Home Park Fncg. Auth., Mobile Home Park Rev. Bonds (Union City Tropics), Series 2000-B, 5.50% 2041	1,000	1,013
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.00% 2016	1,290	1,352
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	1,000	1,058
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	1,750	1,835
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,065
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
Series 1993-A, 5.65% 2007 (escrowed to maturity)	1,025	1,038
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Co.), 1996 Series A, 5.90% 2014	2,075	2,333
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	4,000	4,314
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	5,000	5,006
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,109
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	3,500	3,665
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	3,250	3,344
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	7,000	7,418
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-B, 5.00% 2018 (put 2008)	1,200	1,215
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	6,000	6,318
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.90% 2011 (put 2007)	2,000	1,992
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,177
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2013	1,000	1,111
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2022	1,000	1,109
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 1993-D, FSA insured, 5.25% 2015	3,000	3,313
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,682
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,095
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC insured, 5.25% 2019	3,000	3,433
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,605
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	8,043
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2015	1,000	1,095
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	2,735	2,983
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	1,000	1,086
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2021	2,000	2,144
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,096
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,245
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project), Series 2006-E, 5.00% 2027	4,775	5,170
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2016	2,500	2,714
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2020	1,500	1,608
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2018	3,045	3,316
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2025	1,000	1,068
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,134
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project), Series 2005-K, 5.00% 2018	3,000	3,255
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project), Series 2005-K, 5.00% 2024	1,715	1,835
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,275
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,401
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,202
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-4, 5.25% 2025 (put 2013)	1,500	1,552
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,080
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,980	6,137
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,244
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,252
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,360
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2018	2,500	2,722
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2023	500	543
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2003, 5.25% 2023	2,000	2,139
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	2,100	2,169
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,487
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	2,674
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	6,200	6,436
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	5,247
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	7,330	7,836
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,384
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,931
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2027	4,700	4,974
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,584
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,801
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,862
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,750
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,149
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	1,056
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,109
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,639
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	3,043
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	5,072
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,504
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,213
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,084
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,000	1,129
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,806
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,110
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,312
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017	1,665	1,815
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2016	3,100	3,598
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	8,000	9,305
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	367
		549,763

City and county issuers — 53.85%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.), Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,723
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-A, FSA insured, 6.00% 2024	1,500	1,859
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, FSA insured, 0% 2022	2,000	1,022
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	9,065
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,307
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,021
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (United Dominion/2000 Post Apartments), Series 2000-B, 6.25% 2030 (put 2008)	2,000	2,067
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 5.50% 2009	7,100	7,302
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	3,500	3,823
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	200	202
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,534
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	1,023
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	4,288
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,705	3,799
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2009	4,600	4,691
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,025
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018	2,215	2,262
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,925
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,411
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D, 5.125% 2015	4,000	4,258
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2017	6,000	6,657
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,869
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2019	5,000	5,502
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	4,000	4,363
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017 (preref. 2012)	1,000	1,100
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,621
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series B, 5.00% 2022	3,000	3,256
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,095
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,634
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,591
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2025	1,000	1,060
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	3,000	3,026
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	2,236
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project), Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,717
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2016	2,120	2,339
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2023	2,000	2,161
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.00% 2022	1,000	1,026
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.20% 2035	2,715	2,793
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,670
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.30% 2036	1,475	1,520
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	866
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,975
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	990	1,007
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,370	1,395
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,108
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	1,000	1,112
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	82
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,700
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	2,000	2,199
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.125% 2036	3,000	3,069
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	11,675
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	1,000	1,067
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	3,158
City of Commerce Community Dev. Commission, Tax Allocation Ref. Bonds (Redev. Project No. 1),
Series 1997-B, 5.50% 2008	685	694
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,757
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,718
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,929
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	4,700	4,874
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016	7,000	7,491
Community Facs. Dist. No. 2001-01 (French Valley), Eastern Municipal Water Dist., Special Tax Bonds (Improvement Area A), Series 2006, 5.125% 2036	3,225	3,291
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,669
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	995	1,046
City of Escondido, Community Facs. Dist. No. 2006-01 (Eureka Ranch), Special Tax Bonds, Series 2006, 5.15% 2036	1,400	1,435
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	1,475	1,558
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,000	1,080
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II), Series 2002, 6.30% 2032	4,000	4,317
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,105	1,193
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,685
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	4,000	4,295
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,414
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016 (preref. 2010)	1,000	1,076
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022	1,000	1,073
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032	2,500	2,680
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	3,057
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	3,264
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,545
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry), RADIAN insured, 5.00% 2016	4,780	5,139
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.00% 2017	1,000	1,116
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2018	4,435	5,070
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2019	2,000	2,301
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018	2,000	2,064
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park), Series 2004-A, 6.375% 2039	3,935	4,327
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,561
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	2,069
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.125% 2041	2,800	2,905
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-B, 5.85% 2041	1,150	1,197
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,779
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	2,500	2,580
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026	2,750	2,838
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,995	2,058
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Three, 5.00% 2025	1,130	1,148
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	565	582
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	590	608
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	665	685
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.20% 2026	1,375	1,417
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	3,800	3,917
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2019	1,645	1,695
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2026	2,500	2,541
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2005-A, 5.15% 2035	1,630	1,673
Community Facs. Dist. No. 21, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2006-A, 5.15% 2036	2,300	2,366
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	5,025
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,701
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,040
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,245
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2035	1,225	1,268
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A), Series 2005-A, 5.45% 2036	3,000	3,120
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2002, 6.375% 2032	4,500	4,914
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2006, 5.00% 2026	1,500	1,542
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2006, 5.125% 2035	1,875	1,926
Lancaster Fncg. Auth., Tax Allocation Bonds (School Dist. Projects), Series 2006, 4.50% 2031	1,000	998
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds, Series 2003, MBIA insured, 5.25% 2018	1,935	2,202
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	1,130
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	2,762
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	5,000	5,153
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033	3,625	3,958
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034	2,495	2,617
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,632
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	3,151
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,253
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	873
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	2,000	2,090
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,671
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,958
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	5,930	6,409
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,076
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,085
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,779
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,540	1,904
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,210
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	6,263
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	5,504
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	10,934
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2017	3,095	3,398
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	8,748
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.125% 2027	2,005	2,053
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	8,035
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032	1,000	1,046
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,104
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,566
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,718
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,494
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,235
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	4,500	4,902
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017	3,530	3,811
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2016	1,780	1,939
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2018	1,400	1,520
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2022	2,610	2,805
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2024	2,920	3,127
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,655
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds), Series 2005-B, FGIC insured, 5.00% 2020	3,740	4,087
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016 (preref. 2013)	1,000	1,113
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	535	595
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	465	517
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-F, FGIC insured, 5.00% 2017	3,000	3,335
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-F, FGIC insured, 5.00% 2019	3,000	3,307
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,115
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002, MBIA insured, 5.75% 2015	1,000	1,164
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	1,055	1,083
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	910	934
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,349
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	3,075	3,327
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	4,500	4,935
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,178
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,440
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,097
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	3,530	3,818
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	2,000	2,163
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	4,000	4,123
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.10% 2026	1,355	1,376
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.20% 2035	1,810	1,848
Community Facs. Dist. No. 2002-4, Murrieta Valley Unified School Dist., Improvement Area B Special Tax Bonds, Series 2006, 5.45% 2038	675	689
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,194
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,662
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 1999-A, 6.70% 2029 (preref. 2009)	1,000	1,102
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.20% 2023 (preref. 2008)	1,780	1,862
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.25% 2030 (preref. 2008)	1,800	1,884
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,633
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,226
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,563
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,063
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,842
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	1,030
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	5,072
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds, Series 1998-A, 5.25% 2009	670	677
County of Orange, Local Transportation Auth., First Bonds, MBIA insured, 6.00% 2009	1,500	1,581
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	1,014
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	1,142
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008	1,500	1,560
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022	1,960	2,054
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,440
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,570
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,590
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	1,000	1,014
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.00% 2019	675	698
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.10% 2021	620	641
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.15% 2022	915	952
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.25% 2024	1,015	1,053
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.35% 2030	1,740	1,821
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.40% 2035	1,755	1,833
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.25% 2036	5,000	5,153
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	1,031
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	1,072
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	1,000	1,031
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2008	1,000	1,035
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2009	1,320	1,391
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2010	1,715	1,812
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,050	2,180
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2017	3,170	3,609
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,312
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	684
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,644
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	3,110	3,259
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	5,000	5,301
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,090
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,031
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,427
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	4,684
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	730	750
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects), Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,156
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2020	2,050	2,246
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2021	2,885	3,151
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2025	5,920	6,395
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2020	805	822
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2021	855	874
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2017	2,000	2,190
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	955	1,035
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.30% 2025 (preref. 2009)	1,680	1,833
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1998, 5.20% 2007 (escrowed to maturity)	295	298
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,096
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.70% 2025 (preref. 2009)	2,750	3,028
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,242
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	1,000	1,076
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds, 6.00% 2028	1,755	1,857
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015	1,115	1,192
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016	1,170	1,246
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012	880	907
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	686
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	514
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital
Improvement Projects), Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	2,000	2,173
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital
Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,904
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	514
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,680
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,941
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,087
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,033
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,504
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,845
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,355
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,525
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2016	1,130	1,236
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2018	1,450	1,576
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1998, MBIA insured, 5.00% 2010	1,000	1,039
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2007	1,355	1,369
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2008	950	974
County of San Diego, San Diego Community College Dist., G.O. Bonds (Election of 2002),
Series 2005, FSA insured, 5.00% 2020	5,000	5,446
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,749
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,820
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,301
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,058
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,172
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,197
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds, Series A, FSA insured, 5.25% 2017	2,015	2,190
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998), Series E, FSA insured, 5.25% 2015	1,000	1,105
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	1,024
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	1,999
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC insured, 5.25% 2018	2,500	2,834
City and County of San Francisco Public Utilities Commission, San Francisco Water Rev. Bonds,
Series 2006-A, FSA insured, 5.00% 2017	2,485	2,758
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project--Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,301
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2015	4,500	4,976
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,395
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,294
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,083
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,556
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	3,038
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019	2,295	2,437
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,202
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,073
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.30% 2012	525	534
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.65% 2022	1,490	1,530
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, MBIA insured, 4.54% 2018	3,000	3,147
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2005-D, AMBAC insured, 5.00% 2018	2,500	2,777
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2005-D, AMBAC insured, 5.00% 2021	2,000	2,197
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	2,055	2,124
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, MBIA insured, 5.125% 2018	2,700	3,023
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017	2,500	2,911
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds, Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,227
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
Series 1994-A, AMBAC insured, 7.75% 2009	2,200	2,458
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B, FGIC insured, 0% 2016	1,500	1,025
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 5.375% 2018	1,005	1,058
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 6.00% 2030	1,170	1,252
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015	3,000	3,383
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017	1,175	1,337
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,486
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,170
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,000	1,031
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	871
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,546
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County), FGIC insured, 5.25% 2021	2,000	2,315
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project), Series 1997-A, 5.95% 2011	1,700	1,720
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,689
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2019	1,015	1,114
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2020	2,025	2,217
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2022	2,300	2,501
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,001
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,657
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,620
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,876
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,295
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,115
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	1,200	1,283
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,165	1,234
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008	745	757
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	5,016
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,173
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,847
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,069
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 2000, 6.375% 2035 (preref. 2008)	3,000	3,208
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project), Series 2005-B, FGIC insured, 5.00% 2018	1,000	1,088
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,246
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,133
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,829
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	1,029
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008	490	498
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,553
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,737
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,394
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031	5,000	5,425
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,068
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	5,897
		788,742

PUERTO RICO — 3.61%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,114
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	3,730	3,896
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	3,000	3,255
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	1,675	1,823
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032	2,500	2,704
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	1,000	1,001
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	2,835	2,999
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	4,230
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	1,830	2,244
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,430
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,077
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	219
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	2,195
Public Improvement G.O. Ref. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,835
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,857
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	3,500	3,701
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035	5,000	5,311
		52,891

VIRGIN ISLANDS — 0.47%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	516
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,032
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,063
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,666
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,533
		6,810

Total bonds & notes (cost: $1,340,856,000)		1,398,206

	Principal amount	Market value
Short-term securities — 4.66%	(000)	(000)

Econ. Recovery Bonds, Series 2004-C-10, 3.36% 2023[1,2]	$3,500	$3,500
G.O. Bonds, Series 2003-B, 3.36% 2033[1,2]	9,800	9,800
G.O. Bonds, Series 2004-A-1, 3.50% 2034[1]	1,900	1,900
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-G, AMT, FNMA insured, 3.56% 2036[1]	2,000	2,000
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series D, AMT, 3.75% 2038[1]	3,100	3,100
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2002-M, AMT, 3.75% 2025[1]	4,100	4,100
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2005-F, AMT, 3.48% 2038[1]	3,700	3,700
City of Irvine, Assessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, 3.45% 2031[1]	1,625	1,625
City of Long Beach, Harbor Rev. Bonds, Series 2002-A, AMT, MBIA insured, 3.42% 2027[1,2]	2,200	2,200
City of Los Angeles, Certs. of Part. (Loyola High School of Los Angeles), Series 2005-A, 3.35% 2035[1,2]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B, Subseries B-3, 3.51% 2034[1,2]	1,800	1,800
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport Rev. Bonds, Series 2003-A, AMT, 3.75% 2016[1]	1,700	1,700
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 3.51% 2026[1,2]	3,200	3,200
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, 3.63% 2026[1]	4,500	4,500
Housing Auth. of the City of Santa Ana, Demand Multi-family Housing Rev. Ref. Bonds (Vintage Apartments), Series 1996-A, AMT, FNMA insured, 3.41% 2022[1,2]	1,400	1,400
Statewide Communities Dev. Auth., Demand Rev. Bonds (YMCA of the East Bay Project), Series 2006, 3.32% 2027[1,2]	1,560	1,560
Statewide Communities Dev. Auth., Rev. Bonds (North Peninsula Jewish Campus), Series 2004, 3.55% 2034[1,2]	2,000	2,000
Statewide Communities Dev. Auth., Rev. Bonds (Scripps Health), Series 2005-A, TECP, 3.45% 12/6/2006	2,000	2,000
Statewide Communities Dev. Auth., Solid Waste Facs. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 1994-A, AMT, 3.47% 2024[1,2]	4,150	4,150
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-1, 3.55% 2022[1]	500	500
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-13, FSA insured, 3.31% 2022[1]	3,200	3,200
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 3.36% 2022[1]	4,400	4,400
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-C-15, 3.35% 2022[1]	2,750	2,750
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2005-F-4, 3.55% 2022[1]	1,200	1,200

Total short-term securities (cost: $68,285,000)		68,285

Total investment securities (cost: $1,409,141,000)		1,466,491
Other assets less liabilities		(1,904)

Net assets		$1,464,587

1 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$58,492
Gross unrealized depreciation on investment securities	(256)
Net unrealized appreciation on investment securities	58,236
Cost of investment securities for federal income tax purposes	1,408,255

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-920-0107-S6868

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: January 26, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: January 26, 2007